INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of components of income (loss) before income tax benefit (expense)
The components of income (loss) before income tax benefit (expense) from continuing operations are as follows:

	Year Ended December 31,
	2019	2018	2017

The Netherlands	$(11,508)	$(13,107)	$1,602
Subsidiaries outside of the Netherlands	5,804	2,728	6,296
Income (loss) before income tax expenses	$(5,704)	$(10,379)	$7,898

Schedule of Deferred Tax Assets and Liabilities
The components of deferred tax assets and liabilities are as follows:

	December 31,
	2019	2018

Deferred tax assets:
Operating loss carryforwards	$20,171	$17,627
Capital loss carryforwards	148	143
Allowance for doubtful accounts	14	13
Tax credit carryforwards	560	560
Accrued expenses and other	691	682
Total deferred tax assets	21,584	19,025

Deferred tax liabilities:
Depreciation of property and equipment	(62)	(111)
	21,522	18,914
Valuation allowance	(21,046)	(18,478)
Deferred tax assets, net	$476	$436

Schedule of Effective Income Tax Rate
The Company's effective income tax rate differs from the Netherlands' statutory rate of 25% as follows:

	Year Ended December 31,
	2019	2018	2017

Effective loss (income) tax benefit from continuing operations at statutory rate	$1,426	$2,595	$(1,975)
Rate differential	1,024	682	(545)
Non-deductible expense	(584)	(565)	(131)
Adjustments to prior year tax losses	(429)	(408)	-
Tax rate change-impact on prior years	-	-	(4,472)
Changes in valuation allowance	(2,568)	(2,577)	5,368
Other	(418)	(412)	(278)
Income tax expense from continuing operations	$(1,549)	$(685)	$(2,033)